Loans - Schedule of Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term loans:
Short-term loan, Total	$ 1,643,993	$ 7,042,353
Current portion	485,556	478,880
Non-current portion	26,410,701	3,507,092
Everbright Bank [Member]
Short-term loans:
Short-term loan, Total		7,042,353
Post Savings Bank of China [Member]
Short-term loans:
Short-term loan, Total	684,997
Industrial Bank Co., Ltd. (“Industrial Bank”) [Member]
Short-term loans:
Short-term loan, Total	958,996
China Construction Bank [Member]
Short-term loans:
Long-term loan, Total	26,809,352
WeBank Co., Ltd. [Member]
Short-term loans:
Long-term loan, Total	86,905
Post Savings Bank of China [Member]
Short-term loans:
Long-term loan, Total		$ 3,985,972